Tax charge from continuing operations - 2021 and 2020 actual tax rate of relevant business operations (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax charge
Tax rate on adjusted operating profit	17.00%	18.00%	15.00%
Tax rate on profit before tax	17.00%	15.00%	12.00%
Hong Kong
Tax charge
Tax rate on adjusted operating profit	5.00%	3.00%	3.00%
Tax rate on profit before tax	4.00%	1.00%	3.00%
Indonesia
Tax charge
Tax rate on adjusted operating profit	17.00%	24.00%	23.00%
Tax rate on profit before tax	17.00%	23.00%	23.00%
Malaysia
Tax charge
Tax rate on adjusted operating profit	21.00%	18.00%	18.00%
Tax rate on profit before tax	21.00%	18.00%	19.00%
Singapore
Tax charge
Tax rate on adjusted operating profit	15.00%	14.00%	13.00%
Tax rate on profit before tax	15.00%	14.00%	14.00%
Growth markets and other
Tax charge
Tax rate on adjusted operating profit	22.00%	22.00%	19.00%
Tax rate on profit before tax	27.00%	19.00%	14.00%
Eastspring
Tax charge
Tax rate on adjusted operating profit	10.00%	11.00%	12.00%
Tax rate on profit before tax	10.00%	11.00%	12.00%
Other operations
Tax charge
Tax rate on adjusted operating profit	(3.00%)	0.00%	10.00%
Tax rate on profit before tax	(2.00%)	0.00%	10.00%